4. Property and Equipment (Details) - USD ($)	Feb. 28, 2017	May 31, 2016	May 31, 2015
Property, Plant and Equipment [Abstract]
Equipment	$ 1,099	$ 1,295	$ 1,353
Less accumulated depreciation	848	758	472
Equipment, net	$ 251	$ 537	$ 881